Goodwill (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill
6M23	Wealth Management		Swiss Bank	Asset Management		Investment Bank	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,281		481	1,106		4,878	7,758
Foreign currency translation impact	(10)		(9)	(31)		0	(50)
Other	0		0	(30)		30	0
Balance at end of period	1,271		472	1,045		4,908	7,708
Accumulated impairment (CHF million)
Balance at beginning of period	0		0	0		4,878	4,890
Impairment losses	1,271	[2]	0	1,045	[2]	30	2,346
Balance at end of period	1,271		0	1,045		4,908	7,236
Net book value (CHF million)
Net book value	0		472	0		0	472
Segments are shown net of adjustments regarding certain consolidating entities, including those relating to entities that are managed but are not owned or fully owned by Credit Suisse.
1
Gross amount of goodwill and accumulated impairment included CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

2 Includes adjustments regarding certain consolidating entities of CHF 23 million for Wealth Management and CHF 6 million for Asset Management.